Cash and Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cash and Marketable Securities [Abstract]
Cash and Marketable Securities

Note 9. Cash and Marketable Securities

        Cash, money market funds and certificates of deposits with maturities of three months or less when purchased are included in Cash and cash equivalents on the unaudited condensed consolidated statements of financial position. As of September 30, 2014 and December 31, 2013, the Company's investments consisted primarily of domestic publicly traded debt and certificates of deposit ("Debt securities") and common equity securities ("Equity securities"). The amortized cost, fair value and gross unrealized gains and losses of the Company's short- and long-term investments in Debt and Equity securities as of September 30, 2014 and December 31, 2013 were as follows:

(In millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, September 30, 2014
Debt securities	$70	$1	$—	$71
Equity securities	34	8	(1)	41

Total securities	$104	$9	$(1)	$112

Available-for-sale and trading securities, December 31, 2013
Debt securities	$97	$3	$(1)	$99
Equity securities	41	9	—	50

Total securities	$138	$12	$(1)	$149

        Unrealized losses which had been in a loss position for more than one year as of September 30, 2014 were less than $1 million. There were no unrealized losses which had been in a loss position for more than one year as of December 31, 2013. The aggregate fair value of the investments with unrealized losses was $17 million and $30 million as of September 30, 2014 and December 31, 2013, respectively.

        Gains and losses on sales of investments, as determined on a specific identification basis, are included in investment income in the period they are realized. The Company periodically reviews its portfolio of investments to determine whether there has been an other than temporary decline in the value of the investments from factors such as deterioration in the financial condition of the issuer or the market(s) in which the issuer competes. The table below summarizes proceeds, gross realized gains, and gross realized losses resulting from sales of available-for-sale securities. There were no impairment charges due to other than temporary declines in the value of certain investments for the nine months ended September 30, 2014 and 2013.

	Nine Months Ended September 30,
(In millions)	2014	2013
Proceeds from sale of securities	$43	$8
Gross realized gains, pre-tax	5	1
Gross realized gains, net of tax	3	1
Gross realized losses, pre-tax	(1)	—
Gross realized losses, net of tax	—	—

Note 13. Cash and Marketable Securities

        Cash, money market funds and certificates of deposits with maturities of three months or less when purchased are included in Cash and cash equivalents on the consolidated statements of financial position. As of December 31, 2013 and 2012, the Company's investments consist primarily of domestic publicly traded debt and certificates of deposit ("Debt securities") and common equity securities ("Equity securities"). The amortized cost, fair value and gross unrealized gains and losses of the Company's short- and long-term investments in Debt and Equity securities as of December 31, 2013 and 2012 is as follows:

(In millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December 31, 2013:
Debt securities	$97	$3	$(1)	$99
Equity securities	41	9	—	50

Total securities	$138	$12	$(1)	$149

(In millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December, 31, 2012:
Debt securities	$99	$6	$—	$105
Equity securities	39	4	(2)	41

Total securities	$138	$10	$(2)	$146

        There were no unrealized losses which had been in a loss position for more than one year as of December 31, 2013. The portion of unrealized losses which had been in a loss position for more than one year was $2 million as of December 31, 2012. The aggregate fair value of the investments with unrealized losses was $30 million and $13 million as of December 31, 2013 and 2012, respectively.

        Gains and losses on sales of investments, as determined on a specific identification basis, are included in investment income in the period they are realized. The Company periodically reviews its portfolio of investments to determine whether there has been an other than temporary decline in the value of the investments from factors such as deterioration in the financial condition of the issuer or the market(s) in which the issuer competes.

        The table below summarizes proceeds, gross realized gains, gross realized losses, each resulting from sales of available-for-sale securities, and impairment charges due to other than temporary declines in the value of certain investments.

	Year Ended December 31,
(In millions)	2013	2012	2011
Proceeds from sales of securities	$23	$23	$45
Gross realized gains, pre-tax	2	2	6
Gross realized gains, net of tax	1	1	4
Gross realized losses, pre-tax	(1)	—	—